Provisions for contingencies (Details Textual) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)
Disclosure of other Provisions Contingent Liabilities and Contingent Assets Explanatory [Line Items]
Provision for decommissioning, restoration and rehabilitation costs		$ 7,757	€ 7,638
Loss Adjustments and Actuarial Provisions [Member]
Disclosure of other Provisions Contingent Liabilities and Contingent Assets Explanatory [Line Items]
Reinsurance contracts receivable	€ 236
Refining And Marketing [Member]
Disclosure of other Provisions Contingent Liabilities and Contingent Assets Explanatory [Line Items]
Environment related provision	348
Exploration & Production [Member]
Disclosure of other Provisions Contingent Liabilities and Contingent Assets Explanatory [Line Items]
Legal proceedings provision	653
Provision for taxes	397
Gas And Power Segment [Member]
Disclosure of other Provisions Contingent Liabilities and Contingent Assets Explanatory [Line Items]
Legal proceedings provision	503
Syndial SpA [Member]
Disclosure of other Provisions Contingent Liabilities and Contingent Assets Explanatory [Line Items]
Environment related provision	2,009
ISAF SpA [Member]
Disclosure of other Provisions Contingent Liabilities and Contingent Assets Explanatory [Line Items]
Profit (loss) on disposal of investments and changes in value of investments	€ 114
Bottom of range [member]
Disclosure of other Provisions Contingent Liabilities and Contingent Assets Explanatory [Line Items]
Discount rate used in current estimate of value in use	0.20%	0.20%	0.01%
Top of range [member]
Disclosure of other Provisions Contingent Liabilities and Contingent Assets Explanatory [Line Items]
Discount rate used in current estimate of value in use	6.10%	6.10%	5.98%
Exploration Production Segment [Member]
Disclosure of other Provisions Contingent Liabilities and Contingent Assets Explanatory [Line Items]
Provision for decommissioning, restoration and rehabilitation costs	€ 6,266
Oil and natural gas [Member]
Disclosure of other Provisions Contingent Liabilities and Contingent Assets Explanatory [Line Items]
Decommissioning costs Revision of Previous Estimates	502
Increase (decrease) through change in discount rate, other provisions	€ 259